Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Percentage Of Revenues From External Customers			27.00%	16.00%
Maximum Percentage Of Revenues From Foreign Countries			10.00%
Sales Revenue, Goods, Net, Percentage			11.00%	20.00%
Percentage On Accounts Receivable			0.00%	16.00%
Advertising Expense			$ 253,815	$ 513,683
Stock Options	19,347	57,397	172,233	298,664
Advertisement Expenses From Discontinued Operation			4,500	11,268
Minimum
Summary Of Significant Accounting Policies [Line Items]
Extended Product Warranty Period			12 months
Maximum
Summary Of Significant Accounting Policies [Line Items]
Extended Product Warranty Period			24 months
Trademarks and Patents
Summary Of Significant Accounting Policies [Line Items]
Asset Impairment Charges			$ 64,703	$ 35,265
Finite-Lived Intangible Assets, Remaining Amortization Period			15 years
Minority Stockholder
Summary Of Significant Accounting Policies [Line Items]
Sales Revenue, Goods, Net, Percentage			10.00%	21.00%